                                                     ---------------------------
                                                            OMB APPROVAL
                                                     ---------------------------
                       UNITED STATES                 OMB Number:       3235-0006
            SECURITIES AND EXCHANGE COMMISSION       Expires:  February 28, 1997
                  Washington, D.C. 20549             Estimated average burden
                                                     Hours per response....24.60
                                                     ---------------------------
                         FORM 13F
                                                     ---------------------------
                                                            SEC USE ONLY
                                                     ---------------------------

                                                     ---------------------------

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street      Boston,        MA          02109
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Business Address           (Street)             (City)         (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------    ATTENTION    -------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2003.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:           Name:                                     13F File No.:
1.     Michael B. Elefante (18)*               28-06281                6.
------------------------------------------     ------------------      -------------------------------------     ----------------
2.     Timothy F. Fidgeon (17)*                28-06169                7.
------------------------------------------     ------------------      -------------------------------------     ----------------
3.     Roy A. Hammer (14)*                     28-5798                 8.
------------------------------------------     ------------------      -------------------------------------     ----------------
4.     Lawrence T. Perera (26)*                28-06167                9.
------------------------------------------     ------------------      -------------------------------------     ----------------
5.     Michael J. Puzo (25)*                   28-06165                10.
------------------------------------------     ------------------      -------------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                              Page 1
AS OF: JUNE 30, 2003                                   FORM 13F                                       SEC FILE # KURT S. SOMERVILLE/

       ITEM 1:                  ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS      VOTING AUTHORITY
                                               NUMBER       VALUE     PRINCIPAL     DISCRETION                   (A)   (B)    (C)
                                                                        AMOUNT      (A) (B) (C)                  SOLE SHARES  NONE
ABBOTT LABS                  COMMON STOCK     002824100     1725150      39423              xx                          39423

ALCOA INC                    COMMON STOCK     013817101      204000       8000              xx                           8000

AMERICAN EXPRESS CO          COMMON STOCK     025816109      209050       5000              xx                           5000

AMERICAN INTERNATIONAL       COMMON STOCK     026874107      543909       9857              xx                           9857
GROUP INC.

AMGEN INC.                   COMMON STOCK     031162100     2523919      38276              xx                          38276

ANALOG DEVICES, INC.         COMMON STOCK     032654105     1120334      32175              xx                          32175

ANALOG DEVICES, INC.         DTD 10/2/2000    032654AD7     2406388    2365000              xx                        2365000
                             CONV DEB

AUTOMATIC DATA PROCESSING    COMMON STOCK     053015103     1047188      30927              xx                          30927

AVERY DENNISON CORP.         COMMON STOCK     053611109     1369607      27283              xx                          27283

BP PLC ADR                   COMMON STOCK     055622104     2366062      56308              xx                          56308

BANK OF AMERICA CORP.        COMMON STOCK     060505104      355635       4500              xx                           4500

BERKSHIRE HATHAWAY INC.      CLASS A          084670108      725000         10              xx                             10

BERKSHIRE HATHAWAY INC.      CLASS B          084670207      726570        299              xx                            299

BRISTOL-MYERS SQUIBB CO.     COMMON STOCK     110122108      438608      16155              xx                          16155

BURLINGTON NORTHERN SANTA    COMMON STOCK     12189T104      277802       9768              xx                           9768
FE CORP

                                                                                                                              Page 2
AS OF: JUNE 30, 2003                                   FORM 13F                                       SEC FILE # KURT S. SOMERVILLE/

       ITEM 1:                  ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS      VOTING AUTHORITY
                                               NUMBER       VALUE     PRINCIPAL     DISCRETION                   (A)   (B)    (C)
                                                                        AMOUNT      (A) (B) (C)                  SOLE SHARES  NONE
BURLINGTON RESOURCES INC.    COMMON STOCK     122014103      330151       6106              xx                           6106

CANADIAN NATIONAL RAILWAY    COMMON STOCK     136375102      921766      19100              xx                          19100
CO.

CHEVRONTEXACO CORP.          COMMON STOCK     166764100     1714822      23751              xx                          23751

CISCO SYS INC.               COMMON STOCK     17275R102      768781      45788              xx                          45788

COCA COLA CO.                COMMON STOCK     191216100     1014615      21862              xx                          21862

COGNEX                       COMMON STOCK     192422103      204989       9180              xx                           9180

COLGATE PALMOLIVE CO         COMMON STOCK     194162103      206302       3560              xx                           3560

COMCAST CORP.                SPL A            20030N200      285494       9848              xx                           9848

WALT DISNEY COMPANY          COMMON STOCK     254687106      586259      29684              xx                          29684

DOW CHEMICAL CO.             COMMON STOCK     260543103      251705       8130              xx                           8130

DOW JONES & CO INC           CLASS B          260561204      242130       5627              xx                           5627
                             (RESTRICTED)

E I DU PONT DE NEMOURS &     COMMON STOCK     263534109      693931      16665              xx                          16665
CO.

E M C CORP.                  COMMON STOCK     268648102      789082      75366              xx                          75366

EATON VANCE CORP.            COMMON STOCK     278265103      249640       7900              xx                           7900

EMERSON ELECTRIC CO.         COMMON STOCK     291011104     1462482      28620              xx                          28620

ENCANA CORP.                 COMMON STOCK     292505104      776033      20225              xx                          20225

                                                                                                                              Page 3
AS OF: JUNE 30, 2003                                   FORM 13F                                       SEC FILE # KURT S. SOMERVILLE/

       ITEM 1:                  ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS      VOTING AUTHORITY
                                               NUMBER       VALUE     PRINCIPAL     DISCRETION                   (A)   (B)    (C)
                                                                        AMOUNT      (A) (B) (C)                  SOLE SHARES  NONE
EXXON MOBIL CORP.            COMMON STOCK     30231G102     4947141     137765              xx                         137765

FUEL CELL ENERGY INC.        COMMON STOCK     35952H106      267404      32650              xx                          32650

GANNETT CO.                  COMMON STOCK     364730101      218909       2850              xx                           2850

GENERAL ELECTRIC CO.         COMMON STOCK     369604103     1585717      55290              xx                          55290

HELMERICH & PAYNE INC.       COMMON STOCK     423452101      470850      16125              xx                          16125

HEWLETT- PACKARD CO.         COMMON STOCK     428236103      203564       9557              xx                           9557

IGEN INTERNATIONAL INC.      COMMON STOCK     449536101      947733      30250              xx                          30250

I M S HEALTH INC.            COMMON STOCK     449934108      188895      10500              xx                          10500

INTEL CORPORATION            COMMON STOCK     458140100     2924825     140549              xx                         140549

INTL BUSINESS MACHINES       COMMON STOCK     459200101     1664438      20175              xx                          20175

INTERNATIONAL PAPER CO.      COMMON STOCK     460146103      285840       8000              xx                           8000

JEFFERSON-PILOT CORP.        COMMON STOCK     475070108     2829147      68238              xx                          68238

JOHNSON & JOHNSON            COMMON STOCK     478160104     3110220      60159              xx                          60159

KOPIN                        COMMON STOCK     500600101      588212      95800              xx                          95800

LIBERTY MEDIA CORP.          SER A            530718105      146939      12711              xx                          12711

                                                                                                                              Page 4
AS OF: JUNE 30, 2003                                   FORM 13F                                       SEC FILE # KURT S. SOMERVILLE/

       ITEM 1:                  ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS      VOTING AUTHORITY
                                               NUMBER       VALUE     PRINCIPAL     DISCRETION                   (A)   (B)    (C)
                                                                        AMOUNT      (A) (B) (C)                  SOLE SHARES  NONE
ELI LILLY & CO.              COMMON STOCK     532457108      640180       9282              xx                           9282

M B N A CORP.                COMMON STOCK     55262L100      360532      17300              xx                          17300

THE MCCLATCHY CO             COMMON STOCK     579489105      210313       3650              xx                           3650

MERCK & CO. INC.             COMMON STOCK     589331107     3834389      63326              xx                          63326

MICROSOFT CORP.              COMMON STOCK     594918104     1478505      57664              xx                          57664

NOKIA CORP ADR A             COMMON STOCK     654902204      570121      34700              xx                          34700

NVIDIA CORP                  CONV SUB         67066GAA2     1195963    1205000              xx                        1205000
                             DEB

ORACLE CORP.                 COMMON STOCK     68389X105      264220      22000              xx                          22000

PEPSICO INC.                 COMMON STOCK     713448108      868284      19512              xx                          19512

PFIZER INC.                  COMMON STOCK     717081103     1487198      43549              xx                          43549

PROCTER & GAMBLE CO.         COMMON STOCK     742718109     1695223      19009              xx                          19009

SEPRACOR INC.                COMMON STOCK     817315104      257690      14372              xx                          14372

J M SMUCKER CO NEW           COMMON STOCK     832696405      717023      17975              xx                          17975

STATE STREET CORP.           COMMON STOCK     857477103     1029758      26136              xx                          26136

3 M COMPANY                  COMMON STOCK     88579Y101     2077997      16111              xx                          16111

U S BANCORP                  COMMON STOCK     902973304      514500      21000              xx                          21000

UNION PACIFIC CORP.          COMMON STOCK     907818108      261090       4500              xx                           4500

                                                                                                                              Page 5
AS OF: JUNE 30, 2003                                   FORM 13F                                       SEC FILE # KURT S. SOMERVILLE/

       ITEM 1:                  ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS      VOTING AUTHORITY
                                               NUMBER       VALUE     PRINCIPAL     DISCRETION                   (A)   (B)    (C)
                                                                        AMOUNT      (A) (B) (C)                  SOLE SHARES  NONE
VERIZON COMMUNICATIONS INC.  COMMON STOCK     92343V104      390397       9896              xx                           9896

WELLS FARGO & CO. (NEW)      COMMON STOCK     949746101      282240       5600              xx                           5600

WYETH                        COMMON STOCK     983024100      907174      19916              xx                          19916

INGERSOLL RAND LTD. CL A     COMMON STOCK     G4776G101      276822       5850              xx                           5850

TOTAL:                                                   66,236,857